February 27, 2001
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4
RE: Insured Municipals Income Trust and Investors' Quality
Tax-Exempt Trust, Multi-Series 296

     File No. 333-30333     CIK #896956

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 22, 2001.


Very truly yours,


VAN KAMPEN FUNDS INC.